Angel Oak Mortgage Trust 2024-4 ABS-15G

Exhibit 99.26

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
2024040587			XXX	XXX	propertyValuationPage	XXX	XXX	Updated as per Appraisal Report showing XXX detached. But 1008 and XXX Showing XXX Page #9